Embedded Derivatives - Schedule of Movement of Embedded Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Balance at beginning	$ 179,212
Balance at ending	123,561	$ 179,212
Embedded Derivative [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at beginning	1,309	1,921
Change in fair value during the year	(483)	(612)
Exercise of Redemption Option	(826)
Balance at ending	$ 0	$ 1,309